Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Schedule of Components of Income Tax Benefit (Expense)
Income tax expense consisted of the following:

(in millions)	December 31, 2024	December 31, 2023	December 31, 2022
Current income tax expense:
Current income tax benefit (expense)	$(21)	$(13)	$(14)
Adjustments in respect of current income tax of previous year	(6)	(3)	(5)
Deferred tax
Net operating and investment allowance carryforwards	(20)	(74)	(44)
Currency effect on non-monetary assets of subsidiary	(45)	23	(12)
Other change in temporary differences	—	1	(11)
Income tax expense reported in the consolidated statements of operations	$(92)	$(66)	$(86)

Schedule of Reconciliation Between Tax Benefit and Accounting Profit Multiplied by the Company's Tax Rate
A reconciliation between tax expense and accounting profit multiplied by the Company’s statutory rate of 0.0% is as follows:

(in millions)	December 31, 2024	December 31, 2023	December 31, 2022
Income (Loss) before income taxes	$(170)	$1,084	$1,532
Tax at Enacted Statutory Rate	$—	$—	$—
Foreign tax rate differential	80	(65)	(98)
Adjustments in respect to current income tax of previous years	(6)	(1)	(5)
Government grants exempt from tax	7	7	7
Deductible expense for tax purpose	(2)	(2)	—
Impact of unrecognized deferred tax assets	(116)	(20)	57
Non-deductible expenses for tax purposes	(23)	—	(21)
Effects of foreign exchange gains (loss)	(35)	10	(14)
Impact of change in liability for uncertain tax positions	—	3	1
Withholding Tax	—	—	(11)
Other effects	3	2	(2)
Income tax (expense) benefit	$(92)	$(66)	$(86)
Effective income tax rate	54.1%	(6.1)%	(5.6)%

Schedule of Deferred Tax Assets and Liabilities
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

(in millions)	December 31, 2024	December 31, 2023
Accelerated depreciation on property, plant and equipment	$(33)	$(12)
Losses, credits and investment allowances available for offsetting against future taxable income	180	231
Accrued expenses	9	11
Other	7	5
Net deferred tax assets	$163	$235
The classification of the net deferred tax assets in the statements of financial position is as follows:

(in millions)	December 31, 2024	December 31, 2023
Deferred tax assets	$188	$241
Deferred tax liabilities(1)	(25)	(6)
Net deferred tax assets	$163	$235
(1) Included in Other non-current liabilities in the statements of financial position.

Schedule of Deferred Tax Assets, Net
A reconciliation of deferred taxes, net is as follows:

(in millions)	December 31, 2024	December 31, 2023
Beginning balance	$235	$266
Tax (expense) benefit recognized to consolidated statements of operations	(65)	(50)
Tax (expense) benefit recognized to other comprehensive income (loss)	2	19
Deferred tax liabilities recognized from acquisition purchase accounting	(9)	—
Ending balance	$163	$235